INVESTMENT IN BIG RIDGE GOLD CORP. (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN BIG RIDGE GOLD CORP. (Tables)
Investment In Big Ridge Gold Corp.
December 31, 2021
Balance, beginning of period	$-
Acquisition – Initial Recognition on June 7, 2021	2,185
Equity loss	(106)
Dilution event in Q2 2021	(588)
Balance, December 31, 2021	$1,491

Other comprehensive loss of Big Ridge Gold Corp.
Six-month period ended December 31, 2021
Loss before income taxes	$(1,288)
Deferred income tax recovery	-
Net loss for the year	(1,288)
Other comprehensive income	-
Total comprehensive loss	$(1,288)

Assets and liabilities of Big Ridge Gold Corp.
December 31, 2021
Current assets	$7,924
Non-current assets	7,794
15,718
Current liabilities	239
Non-current liabilities	321
560
Net assets	$15,158

Reconciliation of Big Ridge Gold Corp. Net Assets Carrying value
Balance, December 31, 2020	$-
Initial Recognition on June 9, 2021	12,769
Equity loss (June 9, 2021 to December 31, 2021)	(4,583)
Other increases in equity of Big Ridge Gold	6,972
Balance, December 31, 2021	$15,158
First Mining’s share of net assets	1,667
Dilution event in Q2, 2021	(588)
Incremental fair value of Hope Brook mineral property	412
Carrying value	$1,491